Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

April 30, 2020

REA-QTLY-0620
1.800348.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 97.1%
REITs - Apartments - 20.8%
American Homes 4 Rent Class A	3,317,600	$80,087
Apartment Investment & Management Co. Class A	1,796,103	67,659
Equity Residential (SBI)	2,331,100	151,661
Invitation Homes, Inc.	3,816,000	90,248
Mid-America Apartment Communities, Inc.	869,700	97,337
UDR, Inc.	5,304,941	198,776
		685,768
REITs - Diversified - 21.7%
Crown Castle International Corp.	288,100	45,932
Digital Realty Trust, Inc. (a)	2,149,900	321,389
Duke Realty Corp.	5,808,100	201,541
Equinix, Inc.	135,000	91,152
Gaming & Leisure Properties	908,200	25,648
Washington REIT (SBI)	1,317,500	30,724
		716,386
REITs - Health Care - 8.6%
Healthcare Trust of America, Inc.	1,811,600	44,620
Ventas, Inc.	2,849,354	92,177
Welltower, Inc.	2,856,440	146,335
		283,132
REITs - Hotels - 2.5%
DiamondRock Hospitality Co.	4,514,300	28,124
Host Hotels & Resorts, Inc.	3,423,105	42,138
RLJ Lodging Trust	1,318,600	12,250
		82,512
REITs - Management/Investment - 1.2%
American Assets Trust, Inc.	895,300	25,355
Lexington Corporate Properties Trust	1,280,300	13,379
		38,734
REITs - Manufactured Homes - 6.9%
Equity Lifestyle Properties, Inc.	2,246,574	135,491
Sun Communities, Inc.	681,663	91,616
		227,107
REITs - Office Buildings - 0.2%
CyrusOne, Inc.	77,400	5,430
REITs - Office Property - 10.0%
Boston Properties, Inc.	1,667,500	162,048
Brandywine Realty Trust (SBI)	3,812,400	42,546
Highwoods Properties, Inc. (SBI)	1,132,523	43,953
Mack-Cali Realty Corp.	1,573,100	25,468
Piedmont Office Realty Trust, Inc. Class A	2,169,100	37,634
VEREIT, Inc.	3,663,000	20,073
		331,722
REITs - Shopping Centers - 3.8%
Acadia Realty Trust (SBI)	1,294,823	16,043
Kimco Realty Corp.	3,844,190	41,940
Regency Centers Corp.	1,554,900	68,276
		126,259
REITs - Storage - 5.0%
CubeSmart	2,685,800	67,682
Extra Space Storage, Inc.	1,095,340	96,653
		164,335
REITs - Warehouse/Industrial - 16.4%
Americold Realty Trust	1,522,700	46,579
Prologis, Inc.	5,525,430	493,034
		539,613

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,200,998

Media - 0.3%
Advertising - 0.3%
Clear Channel Outdoor Holdings, Inc. (b)	10,146,400	9,789
Real Estate Management & Development - 1.0%
Real Estate Development - 1.0%
Instone Real Estate Group BV (b)(c)	1,714,393	34,756
TOTAL COMMON STOCKS
(Cost $2,681,445)		3,245,543

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.16% (d)	61,991,754	62,010
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	23,228,355	23,231
TOTAL MONEY MARKET FUNDS
(Cost $85,241)		85,241
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,766,686)		3,330,784
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(33,385)
NET ASSETS - 100%		$3,297,399

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,756,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$638
Fidelity Securities Lending Cash Central Fund	22
Total	$660

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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